LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Loans and financing (Details) - Financing - Suppliers	12 Months Ended
Dec. 31, 2020
Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	114.60%
Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	149.00%